CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)
Interest Income:
Loans	$ 7,198,194	€ 5,007,064	€ 5,039,925	€ 5,173,987
Securities available-for-sale	1,078,191	749,990	836,080	603,029
Securities held-to-maturity	137,010	95,304	9,425	3,052
Trading assets	193,151	134,356	185,720	491,151
Securities purchased under agreements to resell	19,422	13,510	28,553	95,502
Interest-bearing deposits with banks	88,459	61,532	63,515	232,311
Other	131,797	91,678	68,162	96,045
Total interest income	8,846,224	6,153,434	6,231,380	6,695,077
Interest Expense:
Deposits	(2,619,273)	(1,821,966)	(2,133,507)	(2,704,685)
Securities sold under agreements to repurchase	(108,844)	(75,712)	(90,052)	(260,522)
Other borrowed funds	(36,502)	(25,391)	(34,244)	(32,339)
Long-term debt	(200,474)	(139,450)	(184,144)	(290,943)
Other	(3,905)	(2,716)	(3,168)	(1,452)
Total interest expense	(2,968,998)	(2,065,235)	(2,445,115)	(3,289,941)
Net interest income before provision for loan losses	5,877,226	4,088,199	3,786,265	3,405,136
Provision for loan losses	(1,732,310)	(1,204,995)	(998,448)	(425,537)
Net interest income after provision for loan losses	4,144,916	2,883,204	2,787,817	2,979,599
Non-interest income:
Credit card fees	271,379	188,771	200,939	243,048
Service charges on deposit accounts	75,794	52,722	49,005	50,546
Other fees and commissions	683,859	475,692	502,140	554,161
Net trading loss	(1,560,035)	(1,085,160)	(87,096)	(329,550)
Net gains/(losses) on available-for-sale securities	(34,441)	(23,957)	(8,399)	8,415
Equity in earnings of investees and realized gains/(losses) on disposal	13,291	9,245	(27,879)	(23,730)
Other non-interest income	1,669,426	1,161,253	1,090,790	1,041,676
Total non-interest income	1,119,273	778,566	1,719,500	1,544,566
Non-interest expense:
Salaries	(1,773,423)	(1,233,593)	(1,254,610)	(1,197,314)
Employee benefits	(392,486)	(273,013)	(278,615)	(223,928)
Voluntary early retirement schemes	(7,575)	(5,269)	(24,559)	(18,173)
Occupancy expenses	(151,568)	(105,431)	(103,297)	(98,478)
Equipment expenses	(95,584)	(66,488)	(63,088)	(52,796)
Depreciation of premises and equipment	(185,897)	(129,310)	(122,765)	(104,405)
Amortization of intangible assets	(114,873)	(79,906)	(65,260)	(58,073)
Impairment of goodwill	(9,086)	(6,320)	0	(4,585)
Deposit insurance premium	(79,017)	(54,964)	(57,028)	(36,015)
Other non-interest expense	(2,670,828)	(1,857,828)	(1,728,190)	(1,585,229)
Total non-interest expense	(5,480,337)	(3,812,122)	(3,697,412)	(3,378,996)
Income / (loss) before income tax expense	(216,148)	(150,352)	809,905	1,145,169
Income tax expense	(88,606)	(61,634)	(220,624)	(242,081)
Net Income / (loss)	(304,754)	(211,986)	589,281	903,088
Less: Net income attributable to the non-controlling interest	(80,614)	(56,075)	(62,232)	(81,664)
NET INCOME / (LOSS) attributable to NBG shareholders	(385,368)	(268,061)	527,049	821,424
Net Income / (loss)	(304,754)	(211,986)	589,281	903,088
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	274,799	191,150	(56,969)	(1,104,887)
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period (net of tax expense/(benefit) of: EUR (191,573) thousand in 2008, EUR 104,131 thousand in 2009 and EUR (463,012) thousand in 2010)	(3,118,312)	(2,169,098)	212,057	(807,114)
Less: reclassification adjustment for net gains included in net income (net of tax expense of: EUR (5,578) thousand in 2008, EUR (74,959) thousand in 2009 and EUR (10,115) thousand in 2010)	(79,679)	(55,425)	(274,969)	(20,608)
Less: Reclassification adjustment for impairment of available-for-sale securities (net of tax benefit of EUR 4,443 thousand in 2008, EUR 84,835 thousand in 2009 and EUR 18,984 thousand in 2010)	101,370	70,513	273,493	13,328
Total net (losses)/gains on available-for-sale securities	(3,096,621)	(2,154,010)	210,581	(814,394)
Pension (liability)/asset (net of tax expense/(benefit)) of EUR (38,026) thousand in 2008, EUR 5,807 thousand in 2009 and EUR (74) thousand in 2010)	20,996	14,605	24,232	(150,214)
Total other comprehensive income / (loss), net of tax	(2,800,826)	(1,948,255)	177,844	(2,069,495)
Comprehensive Income /(loss)	(3,105,580)	(2,160,241)	767,125	(1,166,407)
Comprehensive income / (loss) attributable to the non-controlling interest	(85,558)	(59,514)	(60,364)	19,932
Comprehensive income / (loss) attributable to NBG shareholders	$ (3,191,138)	€ (2,219,755)	€ 706,761	€ (1,146,475)
Earnings / (loss) per share
Basic EPS	$ (0.64)	€ (0.45)	€ 0.73	€ 1.25
Diluted EPS	$ (0.64)	€ (0.45)	€ 0.73	€ 1.25